Note 15 - Reverse Stock Split	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Stockholders' Equity, Reverse Stock Split [Text Block]
15.
 Reverse Stock Split

On
June 19, 2019,
the Company’s Board of Directors approved an amendment to the Company’s amended and restated certificate of incorporation to effect a
1
-for-
10
reverse stock split of the Company’s common stock. The reverse stock split became effective on
June 21, 2019.
The par value of the common stock and convertible preferred stock was not
adjusted as a result of the reverse stock split. All common stock, stock options, and restricted stock units, and per share amounts in the financial statements as of and for the years ended
December 31, 2018
and
2017
have been retroactively adjusted to give effect to the reverse stock split.